Schedule of Gains Losses on Derivative Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Risk Management And Fair Value Measurements
Financial derivative instrument – Fair value at the beginning of the period	$ 619	$ 74
Financial derivative instrument – Amounts received	(560)
Financial derivative instrument – Fair value as at period end		394
Gain/(Loss) from financial derivative instrument	$ (59)	$ 320